Other financial statement information - Summary Of Accrued Liabilities And Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Warranty allowance	$ 792	$ 3,336	$ 0
Accrued compensation costs	4,439	3,234	1,610
Sales tax payable	1,290	1,282	2,962
Accrued expenses	305	764	1,600
Lease liabilities, current	496	485	430
Other	447	454	26
Total accrued expenses and other current liabilities	$ 7,769	$ 9,555	$ 6,628